Other balance sheet accounts - provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Balance at beginning of period	$ 759
Provisions made during the period	2,125	$ 668
Amounts used during the period	(613)	(164)
Amounts reversed during the period	(892)
Balance at end of period	1,145	759
Balance at beginning of period	553
Balance at end of period	787	553
Balance at beginning of period	1,312	808
Balance at end of period	1,932	1,312
Employee litigation
Provisions [abstract]
Balance at beginning of period	759	536
Provisions made during the period	1,891	387
Amounts used during the period	(613)	(164)
Amounts reversed during the period	(892)
Balance at end of period	1,145	759
Post-employment benefits
Provisions [abstract]
Provisions made during the period	234	281
Balance at beginning of period	553	272
Balance at end of period	$ 787	$ 553
Discount rate	1.31%
Future salary growth	3.00%
Post-employment benefits | Plan assets
Provisions [abstract]
Plan assets	$ 0